Material accounting policies	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Material accounting policies
3.	Material accounting policies
These condensed interim consolidated financial statements should be read in conjunction with the Bank’s audited consolidated financial statements for the year ended October 31, 2024 included in the 2024 Annual Report.
The material accounting policies used in the preparation of the condensed interim consolidated financial statements are consistent with those as described in Note 3 of the Bank’s audited consolidated financial statements for the year ended October 31, 2024.